Contingent liabilities	6 Months Ended
Jun. 30, 2026
Contingent liabilities
Contingent liabilities

17Contingent liabilities

On February 23, 2026, the Company was named as defendants in a complaint filed by Archer Aviation Inc. in the U.S. District Court for the Eastern District of Texas, alleging infringement of Archer Aviation Inc.’s design and utility patents under the U.S. Patent Act (the “Complaint”). The Company believes that the asserted claims in the Complaint are without merit, has disclaimed the liability and is defending the action. The Company has filed a motion to dismiss the Complaint. At this preliminary stage of the proceedings, the outcome, timing and any potential financial effect cannot be reliably estimated. Accordingly, in accordance with IAS 37, the Group has not recognised a provision in relation to this claim.